Components of Income Before Income Taxes and Current and Deferred Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Income before income taxes	¥ 383,239	¥ 347,604	¥ 342,557
Income taxes:
Current	109,071	91,297	102,625
Deferred	8,929	16,791	7,487
Income taxes	118,000	108,088	110,112
Domestic Country
Income Taxes [Line Items]
Income before income taxes	277,041	251,351	257,640
Income taxes:
Current	83,221	75,134	73,573
Deferred	6,796	4,005	13,900
Income taxes	90,017	79,139	87,473
Foreign Country
Income Taxes [Line Items]
Income before income taxes	106,198	96,253	84,917
Income taxes:
Current	25,850	16,163	29,052
Deferred	2,133	12,786	(6,413)
Income taxes	¥ 27,983	¥ 28,949	¥ 22,639